Schedule I - Condensed Financial Information Of Parent (Schedule Of Condensed Statement Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income	$ 830		$ 858		$ 1,113
Deferred income taxes and tax credits, net	648		544		756
Net cash provided by operating activities	4,882		3,739		3,206
Other	104		(113)		(70)
Net cash provided by (used in) investing activities	(4,526)		(3,986)		(3,857)
Borrowings under revolving credit facilities	120		358		490
Repayments under revolving credit facilities	0		(358)		(490)
Proceeds from issuance of long-term debt, net of discount and issuance costs of $2 in 2009	1,137		792		1,327
Common stock issued	751		662		303
Common stock dividends paid	(746)		(704)		(662)
Other	14		41		(88)
Net cash (used) in financing activities	(468)		469		415
Net change in cash and cash equivalents	(112)		222		(236)
Cash and cash equivalents at January 1	513		291		527
Cash and cash equivalents at December 31	401		513		291
Proceeds from issuance of long-term debt, net of premium, discount, and issuance costs	13		8		23
Cash received (paid) for:
Interest, net of amounts capitalized	(594)		(647)		(627)
Income taxes, net	114		(42)		(135)
Noncash common stock issuances	(22)		(24)		(265)
Common stock dividends declared but not yet paid	(196)		(188)		(183)
PG&E Corporation [Member]
Net income	816		844		1,099
Depreciation and amortization	51		36		38
Equity in earnings of subsidiaries	(817)		(852)		(1,105)
Deferred income taxes and tax credits, net	(31)		(26)		19
Noncurrent income taxes receivable/payable	(6)		(47)		34
Current income taxes receivable/payable	(82)		49		(1)
Other	20		(80)		(50)
Net cash provided by operating activities	(49)		(76)		34
Investment in subsidiaries	(1,023)		(759)		(347)
Dividends received from subsidiaries	716	[1]	716	[1]	716	[1]
Proceeds from tax equity investments	228		129		7
Other	0		0		(4)
Net cash provided by (used in) investing activities	(79)		86		372
Borrowings under revolving credit facilities	120		150		90
Repayments under revolving credit facilities	0		(150)		(90)
Common stock issued	751		662		303
Common stock dividends paid	(746)	[2]	(704)	[2]	(662)	[2]
Other	1		1		0
Net cash (used) in financing activities	126		(41)		(359)
Net change in cash and cash equivalents	(2)		(31)		47
Cash and cash equivalents at January 1	209		240		193
Cash and cash equivalents at December 31	207		209		240
Cash received (paid) for:
Interest, net of amounts capitalized	(20)		(20)		(20)
Income taxes, net	(60)		8		36
Noncash common stock issuances	22		24		265
Common stock dividends declared but not yet paid	$ 196		$ 188		$ 183

[1]	Because of its nature as a holding company, PG&E Corporation classifies dividends received from subsidiaries as an investing cash flow.
[2]	On January 15, April 15, July 15, October 15, 2012, PG&E Corporation paid quarterly common stock dividends of $0.455 per share. On January 15, April 15, July 15, October 15, 2011, PG&E Corporation paid a quarterly common stock dividend of $0.455 per share. On January 15, 2010, PG&E Corporation paid a quarterly common stock dividend of $0.42 per share. On April 15, July 15, and October 15, 2010, PG&E Corporation paid quarterly common stock dividends of $0.455 per share